Financial Assets Measured at Amortized Cost (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial Assets Measured at Amortized Cost [Abstract]
Amount of expected credit losses	R$ 362	R$ 397
Amount of fraud risk (chargeback)	3,058	2,225
Amount to finance management buy-out	391,563
Allowance of expected credit losses	R$ 4,450,061	R$ 3,155,386